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AXA Equitable Life Insurance Company

SUPPLEMENT DATED JANUARY 7, 2015, TO THE PROSPECTUS FOR STRUCTURED CAPITAL STRATEGIES(R) DATED AUGUST 1, 2014

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This Supplement modifies certain information in the above-referenced Prospectus
(the "Prospectus") offered by AXA Equitable Life Insurance Company ("AXA Equitable"). You should read this Supplement in conjunction with your Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in your Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the Prospectus as described below.

ISHARES(R) DOW JONES U.S. REAL ESTATE INDEX FUND SEGMENT TYPE NOT AVAILABLE IN NEW YORK

Effective February 18, 2015, the iShares(R) Dow Jones U.S. Real Estate Index Fund Segment Type is not available as an investment option for Structured Capital Strategies contract holders in New York.



Structured Capital Strategies(R) is issued by and is a registered service mark of AXA Equitable Life Insurance Company (AXA Equitable). Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC.
               1290 Avenue of the Americas, New York, NY 10104.

   Copyright 2015 AXA Equitable Life Insurance Company. All rights reserved.

                     AXA Equitable Life Insurance Company
                1290 Avenue of the Americas, New York, NY 10104
                                (212) 554-1234

                   IM-22-14 (2/15)                          Cat.# 153104 (2/15)
                   SCS/NB                                               #837758

AXA Equitable Life Insurance Company

SUPPLEMENT DATED JANUARY 7, 2015, TO THE PROSPECTUS FOR STRUCTURED CAPITAL STRATEGIES(R) DATED MAY 1, 2014

--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced Prospectus (the "Prospectus") offered by AXA Equitable Life Insurance Company ("AXA Equitable"). You should read this Supplement in conjunction with your Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in your Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the Prospectus as described below.

TERMINATION OF THE ISHARES(R) DOW JONES U.S. REAL ESTATE INDEX FUND SEGMENT TYPE IN NEW YORK

Effective February 18, 2015, the iShares(R) Dow Jones U.S. Real Estate Index Fund ("U.S. REIT") Segment Type will no longer be offered as an investment option for Structured Capital Strategies contract holders whose contracts were issued in New York. IF YOUR CONTRACT WAS NOT ISSUED IN NEW YORK, THE CHANGES DESCRIBED IN THIS SUPPLEMENT DO NOT APPLY TO YOU.

The impact of a Segment Type termination is described in the "Suspension, Termination and Changes to Segment Types and Indices" subsection of the "Contract features and benefits" section of your Prospectus. Following is a brief summary of how your contract may be affected by the termination of the U.S. REIT Segment Type:

   IF YOU ARE NOT CURRENTLY INVESTED IN THE ISHARES(R) DOW JONES U.S. REAL ESTATE INDEX SEGMENT TYPE:

  . FINAL U.S. REIT SEGMENT. The last Segment Start Date on which a U.S. REIT Segment will commence is February 18, 2015. If you wish to participate in this Segment, you must make sure that the amounts you wish to invest are in the U.S. REIT Holding Account prior to the close of the New York Stock Exchange on February 17, 2015.

   IF YOU ARE CURRENTLY INVESTED IN THE ISHARES(R) DOW JONES U.S. REAL ESTATE INDEX SEGMENT TYPE:

  . MATURING U.S. REIT SEGMENTS. Any U.S. REIT Segments in which you are currently invested will mature as scheduled on their designated Segment Maturity Dates. If you are currently invested in a U.S. REIT Segment with a Segment Maturity Date of January 14, 2015 or February 17, 2015, your Segment Maturity Value will be invested in accordance with your maturity instructions as normal.

      For the remaining U.S. REIT Segments with a Segment Maturity Date of March 16, 2015 or later, if your maturity instructions on file specify that the Segment Maturity Value should be:

     . transferred to the next available U.S. REIT Segment, we will automatically transfer the Segment Maturity Value to the EQ/Money Market variable investment option on the next date that would have been a Segment Start Date for the U.S. REIT Segment Type.

     . invested according to your allocation instructions on file, and those allocation instructions include investing part or all of the Segment Maturity Value in a U.S. REIT Segment, we will transfer any amounts allocated to the U.S. REIT Segment Type to the EQ/Money Market variable investment option on the next date that would have been a Segment Start Date for the U.S. REIT Segment Type.

  . YOU CAN CHANGE YOUR MATURITY AND ALLOCATION INSTRUCTIONS AT ANY TIME ON OUR WEBSITE. If you wish to invest the Segment Maturity Value of a U.S. REIT Segment in which you are currently invested in a different Segment Type or variable investment option, rather than the EQ/Money Market variable investment option as described above, you should change your maturity instructions and/or your allocation instructions on file for the U.S. REIT Segment prior to the Segment Maturity Date for that Segment. We recommend submitting new or revised maturity and/or allocation instructions at least five business days prior to the Segment Maturity Date.

  . AMOUNTS IN THE U.S. REIT SEGMENT TYPE HOLDING ACCOUNT. Any amounts you have remaining in the U.S. REIT Segment Type Holding Account as of the close of the New York Stock Exchange on February 18, 2015 will automatically be transferred to the EQ/Money Market variable investment option. If you wish to invest these amounts in a different Segment Type, you should move them into the Segment Type Holding Account for the alternative Segment Type by the close of the New York Stock Exchange on February 13, 2015.

  . ALLOCATION INSTRUCTIONS ON FILE. If your allocation instructions on file for the Segment Maturity Value of any Segment include an allocation to the U.S. REIT Segment Type, then following the Segment Maturity Date for that Segment, we will transfer the amount of that allocation to the EQ/Money Market variable investment option. If you wish to invest this amount in a different Segment Type, you should change your allocation instructions prior to the Segment Maturity Date for that Segment.

  . ADDITIONAL CONTRIBUTIONS AND TRANSFERS. Following the close of the New York Stock Exchange on February 18, 2015, we will direct to the EQ/Money Market variable investment option any contributions or transfers that you specify for investment in the U.S. REIT Segment Type.

  . DOLLAR CAP AVERAGING PROGRAM. If you have set up a Dollar Cap Averaging Program, and the U.S. REIT Segment Type is one of the specified investment options in your program, we will direct amounts allocated to that Segment Type to the EQ/Money Market variable investment option beginning with transfers scheduled for March 2015. You can change your Dollar Cap Averaging Program investment options at any time. However, you must make changes by the close of the New York Stock Exchange on March 16, 2015 to ensure that those changes apply to the transfer scheduled for March 17, 2015.

Structured Capital Strategies(R) is issued by and is a registered service mark of AXA Equitable Life Insurance Company (AXA Equitable). Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC.
               1290 Avenue of the Americas, New York, NY 10104.

   Copyright 2015 AXA Equitable Life Insurance Company. All rights reserved.

                     AXA Equitable Life Insurance Company
                1290 Avenue of the Americas, New York, NY 10104
                                (212) 554-1234

                   IM-23-14 (2/15)                           Cat# 153105 (2/15)
                   SCS/IF                                               #837803